Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Nelnet, Inc. (the “Company”)
Truist Bank
CSS PSL 2023-1 Acquisitionco L.L.C.
Bof A Securities, Inc.
(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2023-A – Data Files Procedures

We have performed the procedures described below on the specified attributes in:

(i)
an electronic data f ile entitled “Truist_loan_tape_2023-05 Total Pool with PII for KPMG Audit v20230609.csv,” provided by Cognition Financial LLC (“CogFin”) on June 9, 2023, as the Program Administrator and Portfolio Manager, on behalf of Truist Bank, containing information on 41,172 student loans (the “Student Loans”) serviced by Pennsylvania Higher Education Assistance Agency (“PHEAA”) as of May 31, 2023 (the “Initial Data File”), and

(ii)
an electronic data f ile entitled “AAandTERI FICO Bwr State May 2023.xlsx,” provided by Truist Bank on June 27, 2023, containing information on the borrower’s current state of residence for each of the Selected Student Loans (defined below) for which the “PortfolioType” field is “Academic Answer” and “Legacy TERI” (the “Subsequent Data File,” together with the Initial Data File, the “Data Files”), which we were informed are intended to be included as collateral in the offering by Nelnet Student Loan Trust 2023-A. Truist Bank is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are ap propriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpos e.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and f indings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.01%, respectively.

•	The term “Cutoff Date” means May 31, 2023.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Sources” means the following provided by PHEAA and CogFin, on behalf of Truist, for the Selected Student Loans:

–	Promissory Notes, Credit Agreements, Final Disclosures, Note Disclosure Statement, Federal Truth-In-Lending Disclosure Statements;

–	Credit Score Disclosures containing borrower’s FICO score and cosigner’s FICO score at origination for Selected Student Loans for which the “PortfolioType” field in the Data Files is “Monogram”;

–	CogFin Credit Reports containing borrower’s FICO score and cosigner’s FICO score at origination for Selected Student Loan #314;

–
A schedule containing borrower’s FICO score and cosigner’s FICO score at origination for each Selected Student Loan for which the “PortfolioType” field in the Data Files is “Legacy TERI” (the “Legacy TERI FICO Score Schedule”);

–
A schedule containing borrower’s FICO score and cosigner’s FICO score at origination for each Selected Student Loan for which the “PortfolioType” field in the Data Files is “Academic Answer” (the “Academic Answer FICO Score Schedule”);

–	Electronic screenshots containing information f rom PHEAA’s servicing system (the “Screenshots”):

•	TSX29 – Loan Detail Information Screen,

•	TSX2J – Disbursement Information Screen,

•	TSX2D – Loan Financial Activity Screen,

•	TDX4F – Outsource Loan Maintenance Screen,

•	TDX3K – Activity Text Screen,

•	TSX07 – Interest Rate Change / History Screen,

•	TSX2A – Loan Detail Information Screen,

•	TSX25 – Borrower Detail Screen,

•	TSX2E – Loan Financial Activity Breakdown Screen,

•	TXX4M – Deferment Parameters Screen,

•	TSX56 – Repayment Schedule Detail Screen,

•	TSX31 - Deferment / Forbearance Loan Detail Screen,

•	TXX1R-01 – Borrower Demographics Screen;

–	Portfolio type mapping attached hereto as Exhibit B (“Portfolio Type Mapping”);

–	Loan status mapping attached hereto as Exhibit B (“Loan Status Mapping”); and,

–	Repayment schedule type mapping for the Selected Student Loans attached hereto as Exhibit B (“Repayment Schedule Type Mapping”).

•
The term “Instructions” means the instructions provided by the Company, or CogFin or PHEAA, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Cutoff Date, Sources, and Instructions.

The procedures we were instructed by the Company to perform and the associated f indings are as follows:

A.
We removed 3,191 contracts f rom the Initial Data File for which the “CurrentPrincipal” field in the Data Files was $0.00 or less, and then randomly selected a sample of Student Loans f rom the remaining 37,981 Student Loans, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information f rom the Data Files to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions

Social Security Number
“Borrower SSN” field on TSX29 – Loan Detail Information Screen

(i) Compare the “Borrower SSN” field on TSX29 – Loan Detail Information Screen to (a) the Social Security Number on the Promissory Note for each Selected Student Loan for which the
“PortfolioType” field in the Data Files is equal to “Academic Answer,” or (b) the Social Security Number on the Credit Agreement for each Selected Student Loan for which the “PortfolioType” field in the Data Files is equal to “Legacy TERI” or “Monogram;”

(ii) To confirm that the Selected Student Loan corresponds to the Promissory Note or the Credit Agreement, compare the “TotalDisbursed” field in the Data Files to the Loan Amount Requested on (a) the Promissory Note for Selected Student Loans for which the “PortfolioType” field in the Data Files is “Academic Answer,” or (b) the Credit Agreement for Selected Student Loans for which the “PortfolioType” field in the Data Files is “Legacy TERI” or “Monogram.” In the event, the Loan Amount Requested listed on the Promissory Note or the Credit Agreement was less than the “TotalDisbursed” field in the Data Files, compare the “TotalDisbursed” field in the Data Files to the Total Loan Amount(s) on the Final Disclosure, Note Disclosure Statement, or Federal Truth-In-Lending Disclosure Statement.

For Selected Student Loan #17, the Loan Amount Requested listed on the Credit Agreement did not agree to the “TotalDisbursed” field in the Data Files. CogFin, on behalf of the Company, instructed us to recompute the Loan Amount Requested by adding (i) the recomputed loan origination fee by dividing the Loan Amount Requested on the Credit Agreement by the difference between 100% and the Loan Origination Fee Percentage indicated on the Credit Agreement, and (ii) the Loan Amount Requested on the Credit Agreement. We compared the recomputed Loan Amount Requested to the “TotalDisbursed” field in the Data Files.

Attribute	Sources / Instructions

Signature(s) on the Promissory Note or Credit Agreement
Observe signature(s) on the Promissory Note or Credit Agreement. We did not perform procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s) on the Promissory Note or Credit Agreement.

Disbursement Year	“1st Disb Date” field on TSX29 – Loan Detail Information Screen. Year of the “1st Disb Date” field on TSX29 – Loan Detail Information Screen.

Original Balance
“Beg Bal” field on TSX29 – Loan Detail Information Screen, the “Disb Amount” fields on TSX2J – Disbursement Information Screen, “Beg Bal” field on TSX29 – Loan Detail Information Screen, cancelled “Disb Amounts” field on TSX2J – Disbursement Information Screen.

“Beg Bal” field on TSX29 – Loan Detail Information Screen, or recompute by (i) adding the “Disb Amount” fields on TSX2J – Disbursement Information Screen or (ii) adding the “Beg Bal” field on TSX29 – Loan Detail Information Screen to the cancelled “Disb Amounts” field on TSX2J – Disbursement Information Screen.

Current Principal Balance
“Cur Prin” field on TSX29 – Loan Detail Information Screen, “Principal Balance” field on TSX2D – Loan Financial Activity Screen, “Principal” field of the “Applied Amt” field on TSX2E – Loan Financial Activity Breakdown Screen.

For Selected Student Loan #195, a payment was reversed on the date of the “Batch” field on TSX2E – Loan Financial Activity Breakdown Screen after the Cutoff Date. We were instructed to recompute the Current Principal Balance by subtracting the “Cur Prin” field on TSX29 – Loan Detail Information Screen by the “Principal” field of the “Applied Amt” field of the reversed payment on TSX2E – Loan Financial Activity Breakdown Screen.

Portfolio Type	“Loan PGM” field on TSX29 – Loan Detail Information Screen and Portfolio Type Mapping

Loan Status
“Status” field on TSX29 – Loan Detail Information Screen, “Defer/Forb Typ” field on TSX31 – Deferment / Forbearance Loan Detail Screen, TDX4F – Outsource Loan Maintenance Screen, and Loan Status Mapping.

Consider Loan Status as “In Grace” if the “Grace End Date” field on TSX29 – Loan Detail Information Screen is on or after the Cutoff Date. Consider Loan Status as “In School” if the “Sep Date” field on TSX29 – Loan Detail Information Screen or TDX3K – Activity Text Screen is on or after the Cutoff Date.

Attribute	Sources / Instructions

Repayment Begin Date
“Repayment Start” field on TSX29 – Loan Detail Information Screen.

“Repayment Start” field on TSX29 – Loan Detail Information Screen, or recompute by adding six (6) months and one (1) day to the “Sep Dt” field on TSX29 – Loan Detail Information Screen.

Expected Payoff Date
“Exp Payoff Date” field on TSX29 – Loan Detail Information Screen, “Beg Due Date” field on TSX56 – Repayment Schedule Detail Screen, “Repay Term” field on TSX56 – Repayment Schedule Detail Screen, “Days Used” field on TSX31 – Deferment / Forbearance Loan Detail Screen, “Repay Per Exclu” field on TXX4M – Deferment Parameters Screen.

For Selected Student Loans for which the “ExpectedPayoffDate” field in the Data Files had a year in the 1900s, we were instructed by CogFin, on behalf of the Company, to convert the year to the corresponding year in the 2000s.

“Exp Payoff Date” field on TSX29 – Loan Detail Information Screen or recompute as follows:

	(i)	Add the earliest future “Beg Due Date” field and number of months in the corresponding “Repay Term” field on TSX56 – Repayment Schedule Detail Screen.

	(ii)	For Selected Student Loans for which the “PortfolioType” field in the Data Files is “Monogram” and the “Exp Payoff Date” field on TSX29 – Loan Detail Information Screen is blank, recompute by adding:

(a) the “RepaymentBeginDate” field in the Data Files,

(b) the maximum term as shown in the last three (3) digits of the “Loan PGM” field on TSX29 – Loan Detail Information Screen, and

(c) months in term-extending deferment and forbearance, recomputed as:

(1) the sum of the “Days Used” field on TSX31 – Deferment / Forbearance Loan Detail Screen of each deferment and forbearance with the “Repay Per Exclu” field on TXX4M – Deferment Parameters Screen in “Y,”

(2) divided by 30.42,

(3) rounded to the nearest whole month.

For Selected Student Loans #115, #143, #346, and #359, PHEAA, on behalf of the Company, instructed us to recompute the Expected Payoff Date by adding the “Beg Due Date” field and the corresponding “Repay Term” field of the repayment schedule effective as o f the Cutoff Date on TSX56 – Repayment Schedule Detail Screen.

Attribute	Sources / Instructions

Months Remaining in Repayment	“Exp Payoff Date” field on TSX29 – Loan Detail Information Screen, recomputed Expected Payoff Date

Recompute Months Remaining in Repayment as follows:

If the “LoanSubStatusDesc” field in the Data Files is “Repayment” and the "RepaymentBeginDate” field in the Data Files is before or on the Cutoff Date, recompute as the number of months between

(i) the “CreateDate” field in the Data Files and

(ii) (a) the “Exp Payoff Date” field on TSX29 – Loan Detail Information Screen or

(b) the recomputed Expected Payoff Date.

If the “LoanSubStatusDesc” field in the Data Files is “Repayment” and the "RepaymentBeginDate” field in the Data Files is after the Cutoff Date, recompute as the number of months between:

(i) the “CreateDate” field in the Data Files and

(ii) (a) the “Exp Payoff Date” field on TSX29 – Loan Detail Information Screen or

(b) the recomputed Expected Payoff Date.

(iii) plus 1.

If the “LoanSubStatusDesc” field in the Data Files is not “Repayment,” recompute as the number of months between:

(i) the “RepaymentBeginDate” field in the Data Files and

(ii) (a) the “Exp Payoff Date” field on TSX29 – Loan Detail Information Screen or

(b) the recomputed Expected Payoff Date.

Repayment Schedule Type
“Owner” field on TSX29 – Loan Detail Information Screen and Repayment Schedule Type Mapping

Last two characters of “Owner” field on TSX29 – Loan Detail Information Screen and Repayment Schedule Type Mapping

Current Interest Rate	“Int Rte” field on TSX29 – Loan Detail Information Screen, “Interest Rate” field on TSX07 – Interest Rate Change / History Screen

Attribute	Sources / Instructions

	(i)	If the “LIBORMRate” field in the Data Files is equal to “1,” recompute by subtracting “Int Rte” field on TSX29 – Loan Detail Information Screen by 0.125%.

	(ii)	If the “LIBORMRat” field in the Data Files is not equal to “1,” “Int Rte” field on TSX29 – Loan Detail Information Screen

	(iii)	If (i) or (ii) did not agree, “Interest Rate” field on TSX07 – Interest Rate Change / History Screen

Original School Code	“Orig School” field on TSX2A – Loan Detail Information Screen

Current Borrower State	“Address” field on TSX25 – Borrower Detail Screen, “Addr” field on TXX1R-01 – Borrower Demographics Screen.

Borrower and Cosigner Original FICO
Credit Score Disclosures, Legacy TERI FICO Score Schedule, Academic Answer FICO Score Schedule, CogFin Credit Reports

If the “PortfolioType” field in the Data Files is equal to “Monogram,” the Credit Score Disclosures

If the “PortfolioType” field in the Data Files is equal to “Legacy TERI,” the Legacy TERI FICO Score Schedule

If the “PortfolioType” field in the Data Files is equal to “Academic Answer,” the Academic Answer FICO Score Schedule

For Selected Student Loan #314, we were instructed by CogFin, on behalf of the Company, to utilize the CogFin Credit Reports.

We found such information to be in agreement except as listed in Exhibit C.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the population of 37,981 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed -upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on f indings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to o ur attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed -upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company,

(ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
July 5, 2023

Exhibit A
The Selected  Student Loans
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2023A001	51	2023A051	101	2023A101	151	2023A151
2	2023A002	52	2023A052	102	2023A102	152	2023A152
3	2023A003	53	2023A053	103	2023A103	153	2023A153
4	2023A004	54	2023A054	104	2023A104	154	2023A154
5	2023A005	55	2023A055	105	2023A105	155	2023A155
6	2023A006	56	2023A056	106	2023A106	156	2023A156
7	2023A007	57	2023A057	107	2023A107	157	2023A157
8	2023A008	58	2023A058	108	2023A108	158	2023A158
9	2023A009	59	2023A059	109	2023A109	159	2023A159
10	2023A010	60	2023A060	110	2023A110	160	2023A160
11	2023A011	61	2023A061	111	2023A111	161	2023A161
12	2023A012	62	2023A062	112	2023A112	162	2023A162
13	2023A013	63	2023A063	113	2023A113	163	2023A163
14	2023A014	64	2023A064	114	2023A114	164	2023A164
15	2023A015	65	2023A065	115	2023A115	165	2023A165
16	2023A016	66	2023A066	116	2023A116	166	2023A166
17	2023A017	67	2023A067	117	2023A117	167	2023A167
18	2023A018	68	2023A068	118	2023A118	168	2023A168
19	2023A019	69	2023A069	119	2023A119	169	2023A169
20	2023A020	70	2023A070	120	2023A120	170	2023A170
21	2023A021	71	2023A071	121	2023A121	171	2023A171
22	2023A022	72	2023A072	122	2023A122	172	2023A172
23	2023A023	73	2023A073	123	2023A123	173	2023A173
24	2023A024	74	2023A074	124	2023A124	174	2023A174
25	2023A025	75	2023A075	125	2023A125	175	2023A175
26	2023A026	76	2023A076	126	2023A126	176	2023A176
27	2023A027	77	2023A077	127	2023A127	177	2023A177
28	2023A028	78	2023A078	128	2023A128	178	2023A178
29	2023A029	79	2023A079	129	2023A129	179	2023A179
30	2023A030	80	2023A080	130	2023A130	180	2023A180
31	2023A031	81	2023A081	131	2023A131	181	2023A181
32	2023A032	82	2023A082	132	2023A132	182	2023A182
33	2023A033	83	2023A083	133	2023A133	183	2023A183
34	2023A034	84	2023A084	134	2023A134	184	2023A184
35	2023A035	85	2023A085	135	2023A135	185	2023A185
36	2023A036	86	2023A086	136	2023A136	186	2023A186
37	2023A037	87	2023A087	137	2023A137	187	2023A187
38	2023A038	88	2023A088	138	2023A138	188	2023A188
39	2023A039	89	2023A089	139	2023A139	189	2023A189
40	2023A040	90	2023A090	140	2023A140	190	2023A190
41	2023A041	91	2023A091	141	2023A141	191	2023A191
42	2023A042	92	2023A092	142	2023A142	192	2023A192
43	2023A043	93	2023A093	143	2023A143	193	2023A193
44	2023A044	94	2023A094	144	2023A144	194	2023A194
45	2023A045	95	2023A095	145	2023A145	195	2023A195
46	2023A046	96	2023A096	146	2023A146	196	2023A196
47	2023A047	97	2023A097	147	2023A147	197	2023A197
48	2023A048	98	2023A098	148	2023A148	198	2023A198
49	2023A049	99	2023A099	149	2023A149	199	2023A199
50	2023A050	100	2023A100	150	2023A150	200	2023A200

Exhibit A
The Selected  Student Loans (cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2023A201	242	2023A242	283	2023A283	324	2023A324
202	2023A202	243	2023A243	284	2023A284	325	2023A325
203	2023A203	244	2023A244	285	2023A285	326	2023A326
204	2023A204	245	2023A245	286	2023A286	327	2023A327
205	2023A205	246	2023A246	287	2023A287	328	2023A328
206	2023A206	247	2023A247	288	2023A288	329	2023A329
207	2023A207	248	2023A248	289	2023A289	330	2023A330
208	2023A208	249	2023A249	290	2023A290	331	2023A331
209	2023A209	250	2023A250	291	2023A291	332	2023A332
210	2023A210	251	2023A251	292	2023A292	333	2023A333
211	2023A211	252	2023A252	293	2023A293	334	2023A334
212	2023A212	253	2023A253	294	2023A294	335	2023A335
213	2023A213	254	2023A254	295	2023A295	336	2023A336
214	2023A214	255	2023A255	296	2023A296	337	2023A337
215	2023A215	256	2023A256	297	2023A297	338	2023A338
216	2023A216	257	2023A257	298	2023A298	339	2023A339
217	2023A217	258	2023A258	299	2023A299	340	2023A340
218	2023A218	259	2023A259	300	2023A300	341	2023A341
219	2023A219	260	2023A260	301	2023A301	342	2023A342
220	2023A220	261	2023A261	302	2023A302	343	2023A343
221	2023A221	262	2023A262	303	2023A303	344	2023A344
222	2023A222	263	2023A263	304	2023A304	345	2023A345
223	2023A223	264	2023A264	305	2023A305	346	2023A346
224	2023A224	265	2023A265	306	2023A306	347	2023A347
225	2023A225	266	2023A266	307	2023A307	348	2023A348
226	2023A226	267	2023A267	308	2023A308	349	2023A349
227	2023A227	268	2023A268	309	2023A309	350	2023A350
228	2023A228	269	2023A269	310	2023A310	351	2023A351
229	2023A229	270	2023A270	311	2023A311	352	2023A352
230	2023A230	271	2023A271	312	2023A312	353	2023A353
231	2023A231	272	2023A272	313	2023A313	354	2023A354
232	2023A232	273	2023A273	314	2023A314	355	2023A355
233	2023A233	274	2023A274	315	2023A315	356	2023A356
234	2023A234	275	2023A275	316	2023A316	357	2023A357
235	2023A235	276	2023A276	317	2023A317	358	2023A358
236	2023A236	277	2023A277	318	2023A318	359	2023A359
237	2023A237	278	2023A278	319	2023A319	360	2023A360
238	2023A238	279	2023A279	320	2023A320
239	2023A239	280	2023A280	321	2023A321
240	2023A240	281	2023A281	322	2023A322
241	2023A241	282	2023A282	323	2023A323

Note: PHEAA, on behalf of the Company, has assigned a unique Student Loan Number to each Student Loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.

Exhibit B
Portfolio  Type Mapping

Per Screenshots	Portfolio Type per “PORTFOLIOTYPE” field in Data Files
AADTC	Academic Answer
AASC	Academic Answer
ALP2	Legacy TERI
CELN	Legacy TERI
HLTHLN	Legacy TERI
PEPLN	Legacy TERI
SCC060	Monogram
SCC084	Monogram
SCC120	Monogram
SCC180	Monogram
SCC240	Monogram
SCZ180	Monogram
SGB084	Monogram
SGB120	Monogram
SGB180	Monogram
TCC084	Monogram
TCC120	Monogram
TCC180	Monogram
TCZ180	Monogram
TFP084	Monogram
TFP120	Monogram
TFP180	Monogram
TGB084	Monogram
TGB120	Monogram
UFP084	Monogram
UFP120	Monogram
UFP180	Monogram
SCL180	PCON
SCL240	PCON
SCL300	PCON

Exhibit B (cont.)
Loan  Status Mapping

Loan Status per “LoanStatusDesc” field in Data Files	Loan Status per “LoanSubStatusDesc” field in Data Files	Per Screenshots
In Repay	Claim Cancel	Repayment
In Repay	Claim Pending	Outsource - Fmc
In Repay	Claim Submit	Outsource - Fmc
In Repay	Current	Repayment
In Repay	Deferment	Deferment
In Repay	Forbearance	Forbearance
In Repay	Preclaim Submitted	Outsource - Fmc
In School	Current	In School
In Grace	Current	In Grace

Repayment  Schedule Type Mapping

Repayment Schedule Type per “REPAY_CD_EXT” field in Data Files	Per Screenshot
DF	ST
IM	DM
IM	SM
IO	DI
IO	SI
DF	DF
DF	SF

Exhibit C
Exceptions

Selected Student Loan Number	Attribute	Per Data Files	Per Sources
45	Expected Payoff Date	6/12/2038	9/12/2038
48	Expected Payoff Date	10/13/2039	7/23/2013
143	Expected Payoff Date	9/8/2028	9/6/2028
148	Expected Payoff Date	6/1/2033	10/1/2038
191	Expected Payoff Date	3/1/2036	10/1/2038
206	Expected Payoff Date	10/25/2029	6/13/2028
243	Expected Payoff Date	1/7/2035	6/7/2032